LONG-TERM DEBT - Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Expense [Abstract]
Capitalized interest	$ (27)	$ (22)	$ (294)
Amortization and other financial charges	36	78	43
Interest expense	2,588	2,360	2,228
Interest payments, net of interest capitalized	2,478	2,299	2,203
Short-term debt
Interest Expense [Abstract]
Interest on debt	153	10	46
Long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,883	1,841	1,963
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	$ 543	$ 453	$ 470